Business Segment and Geographic Information	12 Months Ended
Mar. 31, 2012
Business Segment and Geographic Information

22. Business Segment and Geographic Information

Komatsu has two operating segments: 1) Construction, Mining and Utility Equipment 2) Industrial Machinery and Others.

The accounting policies used by the segments are the same as those used in the preparation of the consolidated financial statements. Segment profit is determined by subtracting the cost of sales and selling, general and administrative expenses from net sales attributed to the operating segment. Segment profit excludes certain general corporate administration and finance expenses, such as costs of executive management, corporate development, corporate finance, human resources, internal audit, investor relations, legal and public relations. Segment profit also excludes certain charges which may otherwise relate to operating segments, including impairments of long lived assets and goodwill.

The following table presents financial information regarding Komatsu’s operating segments and geographic information at March 31, 2012, 2011 and 2010, and for the years then ended:

Operating segments:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Net sales:
Construction, Mining and Utility Equipment –
External customers	¥1,739,348	¥1,615,689	¥1,268,575	$21,211,561
Intersegment	4,925	2,392	2,690	60,061

Total	1,744,273	1,618,081	1,271,265	21,271,622
Industrial Machinery and Others –
External customers	242,415	227,438	162,989	2,956,281
Intersegment	8,724	10,916	15,619	106,390

Total	251,139	238,354	178,608	3,062,671
Elimination	(13,649)	(13,308)	(18,309)	(166,452)

Consolidated	¥1,981,763	¥1,843,127	¥1,431,564	$24,167,841

Segment profit:
Construction, Mining and Utility Equipment	¥246,291	¥220,830	¥83,061	$3,003,549
Industrial Machinery and Others	16,779	20,965	2,998	204,622

Total segment profit	263,070	241,795	86,059	3,208,171
Corporate expenses and elimination	(4,407)	(6,823)	(5,340)	(53,744)

Total	258,663	234,972	80,719	3,154,427
Impairment loss on long-lived assets	3,106	5,142	3,332	37,878
Other operating income (expenses), net	786	(6,901)	(10,352)	9,585
Operating income	256,343	222,929	67,035	3,126,134
Interest and dividend income	3,776	4,493	6,158	46,049
Interest expense	(7,784)	(6,475)	(8,502)	(94,927)
Other, net	(2,726)	(1,138)	288	(33,244)

Consolidated income before income taxes and equity in earnings of affiliated companies	¥249,609	¥219,809	¥64,979	$3,044,012

Segment assets:
Construction, Mining and Utility Equipment	¥1,965,406	¥1,859,004	¥1,682,542	$23,968,366
Industrial Machinery and Others	278,232	270,736	207,551	3,393,073
Corporate assets and elimination	76,891	19,397	68,962	937,695

Consolidated	¥2,320,529	¥2,149,137	¥1,959,055	$28,299,134

Depreciation and amortization:
Construction, Mining and Utility Equipment	¥80,521	¥80,780	¥82,508	$981,964
Industrial Machinery and Others	8,494	7,662	7,707	103,585

Consolidated	¥89,015	¥88,442	¥90,215	$1,085,549

Capital investment:
Construction, Mining and Utility Equipment	¥115,518	¥92,049	¥92,979	$1,408,756
Industrial Machinery and Others	6,520	5,689	3,212	79,512

Consolidated	¥122,038	¥97,738	¥96,191	$1,488,268

Business categories and principal products and services included in each operating segment are as follows:

a) Construction, Mining and Utility Equipment:

Excavating equipment, loading equipment, grading and roadbed preparation equipment, hauling equipment, forestry equipment, tunneling machines, recycling equipment, industrial vehicles, other equipment, engines and components, casting products and logistics

b) Industrial Machinery and Others:

Metal forging and stamping presses, sheet-metal machines, machine tools, defense systems, temperature-control equipment and others

Transfers between segments are made at estimated arm’s length prices.

Segment assets are those assets used in the operations of each segment. Unallocated corporate assets consist primarily of cash and cash equivalents and marketable investment securities maintained for general corporate purposes.

Amortization for the years ended March 31, 2012, 2011 and 2010, does not include amortization of long-term prepaid expenses of ¥1,091 million ($13,305 thousand), ¥1,025 million and ¥1,104 million. The term “Capital investment” should be distinguished from the term “Capital expenditures” as used in the consolidated statements of cash flows. The term “Capital investment” is defined to refer to the acquisition of property, plant and equipment including properties under capital leases on an accrual basis which reflects the effects of timing differences between acquisition dates and payment dates.

Impairment loss on long-lived assets and goodwill recorded in each segment asset for the years ended March 31, 2012, 2011 and 2010, are as follows:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Impairment loss on long-lived assets
Construction, Mining and Utility Equipment	¥2,330	¥4,969	¥3,063	$28,415
Industrial Machinery and Others	776	173	269	9,463

Total	¥3,106	¥5,142	¥3,332	$37,878

Geographic information:

Net sales determined by customer location for the years ended March 31, 2012, 2011 and 2010, are as follows:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Japan	¥402,505	¥349,184	¥323,813	$4,908,598
The Americas	460,814	397,427	323,984	5,619,683
Europe and CIS	207,848	165,418	127,377	2,534,732
China	270,017	428,208	270,870	3,292,890
Asia (excluding Japan and China) and Oceania	513,575	398,366	299,864	6,263,109
Middle East and Africa	127,004	104,524	85,656	1,548,829

Consolidated net sales	¥1,981,763	¥1,843,127	¥1,431,564	$24,167,841

Net sales determined by geographic origin for the years ended March 31, 2012, 2011 and 2010, and property, plant and equipment determined based on physical location at March 31, 2012, 2011 and 2010, are as follows:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Net sales:
Japan	¥723,568	¥641,502	¥498,568	$8,823,999
U.S.A.	436,300	391,380	311,170	5,320,732
Europe and CIS	217,085	175,217	141,510	2,647,378
China	196,537	332,581	238,102	2,396,793
Others	408,273	302,447	242,214	4,978,939

Total	¥1,981,763	¥1,843,127	¥1,431,564	$24,167,841

Property, plant and equipment:
Japan	¥356,424	¥354,797	¥380,592	$4,346,635
U.S.A.	67,350	63,972	62,637	821,341
Europe and CIS	29,483	29,868	35,811	359,549
Others	76,399	59,750	46,060	931,695

Total	¥529,656	¥508,387	¥525,100	$6,459,220

No individual country within Europe and CIS or Others had a material impact on net sales.

There were no sales to a single major external customer for the years ended March 31, 2012, 2011 and 2010.